Other Income, Net (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2019	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
OTHER INCOME, NET [Abstract]
Rental income from Sogou	[1]		$ 10,427		$ 9,793		$ 8,029
Investment income			6,352		3		3,004
Income from investments in financial instruments	[2]		5,260		4,303		11,113
Individual tax refund and additional deduction of PRC value-added tax			4,827		6,169		907
Write-down of unpaid long-term accounts payable			1,276		47		0
Government grant			418		5,928		5,763
Impairment loss on equity investments		$ (23,200)	(215)	[3]	(384)	[3]	(23,154)	[3]
Donations			(1,565)		(1,460)		(283)
Others			2,636		1,594		2,584
Total			$ 29,416		$ 25,993		$ 7,963

[1]	Sogou leases from Sohu, on an arms-length basis, office space at Sohu.com Internet Plaza under a lease that expires on December 31, 2022 and may be renewed subject to terms to be agreed to by Sohu and Sogou. The cash receipts from this lease within operating activities for 2021, 2020 and 2019 were $12.3 million, $12.1 million and $8.4 million, respectively.
[2]	The increase for 2021 compared to 2020 and the decrease for 2020 compared to 2019 were mainly due to income earned from investments in financial instruments.
[3]	In the fourth quarter of 2019, the Sohu Group recognized impairment losses of $23.2 million for equity investments.